Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 205,362	$ 32,395	¥ 240,947
Accounts receivable, net	222,375	35,079	206,307
Prepaid expenses and other current assets	79,446	12,532	165,409
Amounts due from related parties	2,052	324	1,059
Investment in marketable security	39,250	6,192	38,789
Total current assets	548,485	86,522	652,511
Property and equipment, net	1,782	281	1,674
Intangible assets, net	424,172	66,911	235,870
Goodwill	172,781	27,256	92,069
Long term investments	176,979	27,918	101,727
Long term deposits and other non-current assets	1,190	188	1,152
Deferred tax assets – non-current	4,145	654	4,352
Right of use assets	12,245	1,932
Total non-current assets	793,294	125,140	436,844
TOTAL ASSETS	1,341,779	211,662	1,089,355
Current liabilities
Accounts payable	61,089	9,640	85,801
Accrued salary and employee benefits	30,182	4,761	24,533
Accrued expenses and other current liabilities	5,710	901	16,181
Current portion of contingent consideration – earn-out liability	17,538	2,767	10,638
Warrant liabilities	5,769	910	10,324
Income tax payable	13,711	2,163	8,282
Deferred revenue	80,891	12,760	65,405
Lease liability-current	4,377	690
Total current liabilities	219,267	34,592	221,164
Non-current liabilities
Deferred tax liabilities	62,299	9,827	58,746
Contingent consideration – earn-out liability	8,235	1,299
Lease liability-non-current	7,334	1,157
Total non-current liabilities	77,868	12,283	58,746
TOTAL LIABILITIES	297,135	46,875	279,910
Commitments and contingencies Shareholders’ equity
Ordinary share, no par value, unlimited shares authorized, 34,743,152 and 30,844,641 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively
Class A ordinary shares	292,205	46,094	140,196
Class B ordinary shares	13,041	2,057	13,041
Shares to be issued	128,119	20,210	128,119
Statutory reserves	35,971	5,674	31,775
Retained earnings	558,229	88,058	479,199
Accumulated other comprehensive income	17,079	2,694	17,115
Total shareholders’ equity	1,044,644	164,787	809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,341,779	$ 211,662	¥ 1,089,355